Summary of Significant Principal Accounting Policies (Useful lives of property, plant and equipment) (Details)	Dec. 31, 2025
Electronic devices | Minimum
Summary of Significant Principal Accounting Policies
Useful life	3 years
Residual rate	0.00%
Electronic devices | Maximum
Summary of Significant Principal Accounting Policies
Useful life	10 years
Residual rate	5.00%
Vehicle | Minimum
Summary of Significant Principal Accounting Policies
Useful life	2 years
Residual rate	0.00%
Vehicle | Maximum
Summary of Significant Principal Accounting Policies
Useful life	5 years
Residual rate	5.00%
Furniture and office equipment | Minimum
Summary of Significant Principal Accounting Policies
Useful life	3 years
Residual rate	0.00%
Furniture and office equipment | Maximum
Summary of Significant Principal Accounting Policies
Useful life	5 years
Residual rate	5.00%
Machinery | Minimum
Summary of Significant Principal Accounting Policies
Useful life	6 years
Residual rate	0.00%
Machinery | Maximum
Summary of Significant Principal Accounting Policies
Useful life	10 years
Residual rate	5.00%
Buildings
Summary of Significant Principal Accounting Policies
Residual rate	5.00%
Buildings | Minimum
Summary of Significant Principal Accounting Policies
Useful life	38 years
Buildings | Maximum
Summary of Significant Principal Accounting Policies
Useful life	44 years
Leasehold improvement
Summary of Significant Principal Accounting Policies
Residual rate	0.00%